CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Revenues:
Direct financing leases	$ 620		¥ 50,934		¥ 51,211		¥ 49,893
Operating leases	3,619		297,422		280,913		272,390
Interest on loans and investment securities	1,799		147,888		169,932		135,165
Brokerage commissions and net gains on investment securities	327		26,911		21,119		23,352
Life insurance premiums and related investment income	1,561		128,307		118,315		115,438
Real estate sales	743		61,029		54,741		40,669
Gains on sales of real estate under operating leases	27		2,215		5,103		6,841
Other operating revenues	3,141		258,178		245,544		246,804
Total revenues	11,837	[1]	972,884	[1]	946,878	[1]	890,552	[1]
Expenses:
Interest expense	1,349		110,868		122,765		81,444
Costs of operating leases	2,304		189,333		186,740		189,574
Life insurance costs	1,160		95,353		91,426		92,292
Costs of real estate sales	724		59,534		58,930		46,757
Other operating expenses	1,826		150,071		142,241		135,755
Selling, general and administrative expenses	2,334		191,873		199,044		211,479
Provision for doubtful receivables and probable loan losses	234		19,215		31,103		71,525
Write-downs of long-lived assets	185		15,167		17,400		6,977
Write-downs of securities	200		16,470		21,747		23,632
Foreign currency transaction loss (gain), net	(2)		(195)		186		943
Total expenses	10,314		847,689		871,582		860,378
Operating Income	1,523		125,195		75,296		30,174
Equity in Net Income of Affiliates	24		1,972		16,806		8,364
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	41		3,317		1,199		17,519
Income before Income Taxes and Discontinued Operations	1,588	[1]	130,484	[1]	93,301	[1]	56,057	[1]
Provision for income taxes	543		44,631		26,143		21,090
Income from Continuing Operations	1,045		85,853		67,158		34,967
Discontinued Operations:
Income from discontinued operations, net	15	[2],[3]	1,279	[2],[3]	12,220	[2],[3]	12,989	[2],[3]
Provision for income taxes	17	[2]	1,410	[2]	(6,771)	[2]	(7,019)	[2]
Discontinued operations, net of applicable tax effect	32	[2]	2,689	[2]	5,449	[2]	5,970	[2]
Net Income	1,077		88,542		72,607		40,937
Net Income (loss) Attributable to the Noncontrolling Interests	(4)		(332)		2,373		704
Net Income Attributable to the Redeemable Noncontrolling Interests	33		2,724		2,959		2,476
Net Income Attributable to ORIX Corporation	1,048		86,150		67,275		37,757
Income attributable to ORIX Corporation:
Income from continuing operations	1,023		84,055		61,787		31,475
Discontinued operations	25		2,095		5,488		6,282
Net Income Attributable to ORIX Corporation	$ 1,048		¥ 86,150		¥ 67,275		¥ 37,757
Basic:
Income from continuing operations	$ 9.51		¥ 781.84		¥ 574.83		¥ 308.87
Discontinued operations	$ 0.24		¥ 19.49		¥ 51.05		¥ 61.65
Net income attributable to ORIX Corporation	$ 9.75		¥ 801.33		¥ 625.88		¥ 370.52
Diluted:
Income from continuing operations	$ 7.96		¥ 654.47		¥ 486.19		¥ 265.10
Discontinued operations	$ 0.20		¥ 15.87		¥ 41.56		¥ 50.81
Net income attributable to ORIX Corporation	$ 8.16		¥ 670.34		¥ 527.75		¥ 315.91
Cash Dividends	$ 0.97		¥ 80.00		¥ 75.00		¥ 70.00

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.
[2]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[3]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.